Shareholders' equity - Stock option plans (Details) - SO 2024-1 - Granting of share-based payment awards	Jan. 23, 2025 Options shares
Disclosure of classes of share capital [line items]
Number of share options granted	12,898,116
Vesting period	3 years
Holding period (year)	1 year
Number of shares callable per option | shares	1
Mark Pruzanski
Disclosure of classes of share capital [line items]
Number of share options granted	12,898,116
Number of share options granted	301,000
Vesting period	3 years
Holding period (year)	1 year
Number of shares callable per option | shares	1